Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	26
Transfers out of level 1 to level 2	32
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	43
Transfers out of level 1 to level 2	20
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	5,116
Transfers out of level 1 to level 2	66
Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	5,185
Transfers out of level 1 to level 2	118